VFI CORE PORTFOLIO

                       VFI INTERMEDIATE DURATION PORTFOLIO






                               SEMI-ANNUAL REPORT





                              Dated April 30, 1998

                                        1





Dear Shareholder:

We at the Voyageur Financial Institutions Funds thank you for your continued interest in the funds over the past six months. We are pleased to present below a summary of the results for the two VFI portfolios (Core and Intermediate), including NAV, dividends paid, and total net assets for the reporting period.

On the page that follows, fund manager Randy Harrison provides an update on the economy, the current/anticipated interest rate environment, and overall tone of the bond market.


                                               Net Asset        Net Asset                        Total Net
                                                 Value            Value         Dividends          Assets
         Six Month Period Ending             Beginning of        End of          Paid Per      End of Period
              April 30, 1998                    Period           Period           Share            (000s)
------------------------------------------ ----------------- --------------- ---------------- ----------------

VFI Core Portfolio                              $10.20           $10.15           $0.39           $60,320
VFI Intermediate Duration                       $10.04           $10.04           $0.29           $33,275
Portfolio

Thank you for your continued confidence in the Voyageur Financial Institutions Funds and the opportunity to serve your investment needs.

Sincerely,



John G. Taft, President
VFI Core Portfolio
VFI Intermediate Duration Portfolio




2





VOYAGEUR FINANCIAL INSTITUTIONS FUND
Management Discussion and Analysis of Fund Performance


Randal W. Harrison, CFA
Portfolio Manager, Voyageur Asset Management

The investment objective of the VFI Core and Intermediate Duration Portfolios is to seek an attractive level of current income while maintaining total rate of return performance commensurate with the duration risk of the respective portfolio. For the six months ending April 30, 1998, the VFI Core Portfolio attained a total return of 3.38%*. During the same period, the VFI Intermediate Duration Portfolio achieved a total return of 2.96%*.

The fourth quarter 1997 decline in U.S. Treasury yields provided a strong backdrop for portfolio performance during that period. We correctly anticipated a continued decline in yields by keeping the portfolios somewhat "long" of comparable benchmark duration, and by reducing exposure to mortgage pass-through securities. The remaining pass-through exposure was limited to 6.5% and 7.0% coupons, which we expected to show resiliency against an anticipated rise in mortgage prepayments.

As 1998 unfolded, yields continued to decline, resulting in improved Net Asset Value and portfolio performance that largely tracked the benchmarks. Our allocation to mortgages enhanced portfolio yield versus Treasuries, while the longer duration aided in price performance. As expected, the portfolio mortgage holdings experienced little prepayment exposure and were shielded from heavy refinancing that occurred throughout the latter half of the past six months.

As has been the case for the past several quarters, our long-term view of the economy and technical environment in which we manage the portfolios remains intact. We expect moderate economic growth and a continued downtrend in U.S. interest rates, coupled with benign inflation. The ultimate effects of Asian economic turmoil remain to be seen, but as yet, the U.S. Federal Reserve has little in the way of domestic economic concern that would warrant toying with interest rates.

The two portfolios remain positioned slightly long of benchmark duration, consistent with our long-term expectation of continued downward pressure on interest rates. We continue to strategically adjust mortgage sector weightings to reduce potential prepayment and call risk in the face of almost daily heart-fluttering swings in U.S.
financial markets.








                                                                               3



THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS

Statements of Assets and Liabilities                                                                 April 30, 1998
-------------------------------------------------------------------------------------------------------------------


                                                                                                    VFI
                                                                                VFI            Intermediate
                                                                               Core              Duration
                                                                             Portfolio           Portfolio
                                                                             -----------       -------------
              Assets
Investments in securities, at market value (note 1)
   (identified costs, $59,415,030 and $32,966,390, respectively)             $60,184,597        $33,182,553
Cash in bank on demand deposit..................................                     840                699
Accrued interest receivable.....................................                 548,745            317,123
Due from adviser................................................                   3,313              9,153
Organizational costs (note 3)...................................                   4,595              4,595
                                                                        ----------------    ---------------
   Total assets.................................................              60,742,090         33,514,123
                                                                            ------------        -----------

              Liabilities
Dividends payable to shareholders..............................                   294,845           160,032
Other accrued expenses..........................................                  127,232            80,482
                                                                           --------------   ---------------
   Total liabilities............................................                  422,077           240,514
                                                                           --------------    --------------
Net assets applicable to outstanding capital stock..............              $60,320,013       $33,273,609
                                                                              ===========       ===========

Represented by:
   Capital stock-authorized 10 billion shares of $.01 par value
      (note 1)..................................................          $       59,401     $       33,153
   Additional paid-in capital...................................              59,227,277         33,102,494
   Undistributed Net Investment Income..........................                   2,230              2,230
   Accumulated net realized gain (loss) on investments..........                 261,538            (79,030)
   Unrealized appreciation of investments.......................                 769,567            214,762
                                                                           --------------   ---------------

     Total net assets...........................................             $60,320,013        $33,273,609
                                                                             ===========        ===========

Shares outstanding and net asset value per share
   Shares of Capital stock outstanding: 5,940,108 and 3,315,291,
      respectively (note 4).....................................                  $10.15             $10.04
                                                                                  ======             ======

See accompanying notes to financial statements.


4



THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS

Statements of Operations                                                            Six months ended April 30, 1998
-------------------------------------------------------------------------------------------------------------------


                                                                                                         VFI
                                                                                   VFI              Intermediate
                                                                                  Core                Duration
                                                                                Portfolio             Portfolio
                                                                                ----------          -------------
Investment income:
   Interest..............................................................      $1,833,759           $1,031,367
                                                                              -----------          -----------

Expenses (note 3):
   Investment advisory and management fee................................          16,125               16,801
   Service fees..........................................................          14,621                8,271
   Dividend-disbursing, transfer, administrative
     and accounting services fees........................................          44,108               22,375
   Audit Expense.........................................................           8,000                8,000
   Amortization of organizational costs..................................             743                  743
   Other expenses........................................................          21,326               11,549
                                                                            -------------        -------------
     Total expenses......................................................         104,923               67,739
Less: Expenses waived or absorbed........................................          (2,572)              (9,840)
                                                                           ---------------       --------------
     Total net expenses..................................................         102,351               57,899
                                                                            -------------        -------------
     Investment income - net.............................................       1,731,408              973,468
                                                                             ------------         ------------

Realized and unrealized gain on investments:
   Realized gain on security transactions (note 2).......................         261,474               44,268
   Net change in unrealized appreciation or depreciation
      of investments.....................................................         (15,163)            (49,823)
                                                                              -------------       -------------
       Net gain on investments...........................................          246,311             (5,555)
                                                                              --------------      ------------

Net increase in net assets resulting from operations.....................     $ 1,977,719           $  967,913
                                                                              ===========           ==========







See accompanying notes to financial statements.


                                                                              5




THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS

Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------

                                                                                               VFI
                                                            VFI                            Intermediate
                                                           Core                              Duration
                                                          Portfolio                         Portfolio
                                               ------------------------------     ---------------------------------
                                               Six months           Year           Six months           Year
                                                  ended             ended             ended             ended
                                                April 30,        October 31,        April 30,        October 31,
                                                   1998               1997           1998                 1997
                                               -----------       ------------      ------------       ---------
Operations
   Investment income - net..................    $1,731,408      $3,135,852           $ 973,468     $1,936,148
   Realized gain (loss) on security
     transactions - net.....................        261,474        734,107              44,268         58,628
   Net change in unrealized appreciation or
     depreciation of investments............       (15,163)        234,122             (49,823)        29,823
                                             --------------   ------------      --------------- -------------
       Net increase in net assets
         resulting  from operations.........      1,977,719      4,104,081             967,913      2,024,599
                                               ------------    -----------      --------------    -----------

Distributions to shareholders from:
   Investment income - net..................    (1,731,408)     (3,135,852)           (973,468)    (1,936,148)
   Net realized gain on investments.........      (533,420)          --                 --                 --
                                               ----------------------------------------------------------------------
     Total distributions....................    (2,264,828)     (3,135,852)           (973,468)    (1,936,148)
                                               ------------    ------------       -------------   ------------

Capital share transactions (note 4):
   Proceeds from sale of shares.............     2,890,470       15,356,439            320,000      4,092,867
   Net asset value of shares issued in
     reinvestment of net investment income
        distributions.......................       585,245         297,612             107,691         28,910
   Payments for redemption of shares........      (518,611)         (6,840)         (2,070,496)           --
                                             --------------   -------------       --------------------------------
   Increase (decrease) in net assets from
     capital share transactions.............     2,957,104      15,647,211          (1,642,805)     4,121,777
                                             -------------    ------------        -------------    ----------
       Total increase(decrease) in net assets    2,669,995      16,615,440          (1,648,360)     4,210,228
Net assets at beginning of period...........    57,650,018      41,034,578          34,921,969     30,711,741
                                              ------------    ------------        ------------    -----------
Net assets at end of period.................   $60,320,013     $57,650,018         $33,273,609    $34,921,969
                                               ===========     ===========         ===========    ===========


See accompanying notes to financial statements.


6




THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------


(1) Summary of Significant Accounting Policies

   Voyageur Financial Institutions (VFI) Core Portfolio, and VFI Intermediate Duration Portfolio (the "Funds") are series within VAM Institutional Funds, Inc. and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies. The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities by investing in securities issued or guaranteed by the United States Government or its agencies or instrumentalities. On April 30, 1997, the Funds reorganized by transferring substantially all their assets to a new series of VAM Institutional Funds, Inc. Prior to April 30, 1997, the Funds were series within Voyageur Funds, Inc. The Funds' investment policies and objectives were not changed as a result of the reorganization.
   The adviser has attempted to maintain portfolio positions consistent with high redemption levels. It is possible that such high levels of redemption will continue and that the Adviser may recommend to the Board of Directors that they consider a proposal to cease operations and liquidate the Funds in the best interest of the shareholders.

   The significant accounting policies followed by the Funds are summarized as follows:

Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Investments in Securities

   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Short-term securities are valued at amortized cost which approximates market value.
   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level- yield amortization of premium and discount, is accrued daily.

Federal Income Taxes

   The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.
   On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income and decrease additional paid-in-capital by $743 for each fund.
   For federal income tax purposes, as of April 30, 1998, VFI Intermediate Duration Portfolio had a capital loss carryover of $123,298 that will expire in 2004 if not offset by subsequent capital gains. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

Distributions to Shareholders

   Dividends declared daily from net investment income are payable monthly in cash or may be reinvested in additional shares of each Fund at net asset value. Net realized short-term capital gains, when available, may be distributed throughout the year. Net realized long-term capital gains, when available, are distributed annually.

Repurchase Agreements

   Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.


                                                                               7




THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------


2) Investment Securities Transactions

   Purchase cost and proceeds of sales of investment securities, other than short-term securities, aggregated $10,351,021 and $8,747,109 for VFI Core Portfolio and $2,197,063 and $4,357,776 for VFI Intermediate Duration Portfolio, respectively, for the six months ended April 30, 1998.

(3) Expenses

   For the six months ended April 30, 1998, the Funds had an investment advisory agreement with Marquette Trust Company (Marquette). Marquette retained Voyageur Asset Management LLC (Voyageur) as the sub-adviser to the Funds. The investment sub-adviser furnished, at its own expense, office facilities, equipment and personnel for servicing the investments of the respective funds. Under the investment advisory agreements of the Funds, each Fund's investment adviser is entitled to receive from the Fund a monthly advisory and management fee equivalent on an annual basis to .20% of the average daily net assets of such Fund, subject to a performance adjustment of up to plus or minus .15%. Voyageur is entitled to a fee equal to an annual rate of 50% of the monthly advisory fee plus or minus 50% of the performance fee adjustment. The performance fee adjustment is determined based on a comparison to a predetermined index. VFI Core Portfolio will be compared to the Lehman Brothers Mutual Fund Government/Mortgage Index and VFI Intermediate Duration Portfolio will be compared to the Lehman Brothers Mutual Fund (1-5 year) U.S. Government Index. The performance fee adjustment for the six months ending April 30, 1998 was a fee reduction of $42,361 and $16,284 for the VFI Core Portfolio and the VFI Intermediate Duration Portfolio, respectively. Each Fund also pays a monthly service fee equal on an annual basis, of .05% of each Fund's average daily net assets. Such fee is paid to Doughery Summit Securities LLC (the "Underwriter") to compensate the Underwriter for expenses incurred in connection with servicing of Fund shareholder accounts.

   Marquette serves as the custodian of each Fund's portfolio securities and cash. Marquette receives no additional compensation for acting as the custodian for the Funds.
   Voyageur acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent. Voyageur receives a monthly fee from each Fund equal on an annual basis to .10% of each Fund's average daily net assets.
   In addition to the fees above, the Funds are responsible for paying most other operating expenses including directors fees, registration fees, legal and auditing services and other miscellaneous expenses.
   Organizational costs are being amortized over 60 months on a straight-line basis.
   Marquette, Voyageur and the Underwriter reserve the right to voluntarily waive their fees in whole or part and/or to voluntarily absorb certain other of the Fund's expenses. Any such waiver or absorption, however, will be in their sole discretion and may be lifted or reinstated at any time. For the six months ended April 30, 1998, Voyageur voluntarily waived $2,572 and $9,840 for VFI Core Portfolio and VFI Intermediate Duration Portfolio, respectively.
   As of April 30, 1998, affiliated parties owned 3,036,658 shares and 2,948,166 shares of VFI Core Portfolio and VFI Intermediate Duration Portfolio, respectively. This represents ownership of 51.1% and 88.9%, respectively.

8




THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------------------------------------------



(4) Share Transactions

Transactions in shares during the periods ended April 30, 1998 and October 31,
1997 were as follows:
                                                                                                VFI
                                                            VFI                            Intermediate
                                                           Core                              Duration
                                                          Portfolio                          Portfolio
                                               -------------------------------    ------------------------------
                                               Six months           Year           Six months           Year
                                                  ended             ended             ended             ended
                                               April 30,         October 31,       April 30,         October 31,
                                                  1998               1997               1998           1997
                                               ------------      -------------- ----------------     ------------

Shares sold...............................         284,084       1,531,299          31,872            410,017
Shares issued for reinvested distributions          57,570         29,707           10,726              2,893
Shares redeemed...........................         (50,895)           (677)        (206,430)             --
                                              -------------  --------------       ----------       ------------
Increase in shares outstanding............         290,759       1,560,329         (163,832)           412,910
                                              =============     ===========       ==========        ==========




THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------------------------------------------


(5)  Financial Highlights
     Per shares data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:


                                                                                                VFI
                                                            VFI                            Intermediate
                                                           Core                              Duration
                                                          Portfolio                         Portfolio
                                               -----------------------------      -------------------------------
                                              Six months           Year           Six months           Year
                                                  ended             ended             ended             ended
                                               April 30,         October 31,        April 30,        October 31,
                                                 1998                 1997            1998               1997
                                               ----------        ------------     ------------        -----------
Net asset value:
   Beginning of period....................         $10.20           $10.04             $10.04           $10.02
                                                   ------           ------             ------           ------

Operations:
   Net investment income..................            .29              .66                .29              .62
   Net realized and unrealized gain
     on investments.......................            .04              .16                .00             .02
                                                ---------        ---------           --------       ---------
       Total from operations..............            .33              .82                .29             .64
                                                ---------        ---------           --------       ---------

Distributions to shareholders:
   From net investment income.............           (.29)            (.66)              (.29)           (.62)
   From net realized gains................           (.09)               --                 --              --
                                                 ---------      -----------        -----------     -----------
     Total from distributions.............           (.38)            (.66)              (.29)           (.62)
                                                 ---------        ---------          ---------       ---------

Net asset value:
   End of period..........................         $10.15            $10.20            $10.04           $10.04
                                                   ======            ======            ======           ======

Total investment return (a)...............           3.38%            8.50%              2.96%           6.58%
Net assets at end of
   period (000's omitted).................         $60,320          $57,650            $33,274         $34,922

Ratios:
   Ratio of expenses to
     average daily net assets.............          .35%(b)            .35%            .35%(b)            .35%
   Ratio of net investment income
     to average daily net assets..........         5.92%(b)           6.59%           5.89%(b)           6.19%
   Assuming no voluntary waivers
     and reimbursements:
       Expenses...........................          .36%(b)            .36%            .41%(b)            .36%
       Net investment income..............         5.91%(b)           6.58%           5.83%(b)           6.18%
Portfolio turnover rate
   (excluding short-term securities)......           31.34%         437.48%             11.73%         192.74%

Per share amounts are presented based upon average fund shares outstanding.




See accompanying notes to Financial Highlights



10




THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


 (5) Financial Highlights (continued)

Notes to Financial Highlights

(a) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b)    Annualized.


                                                                              11



VFI CORE PORTFOLIO
Investments in Securities
-------------------------------------------------------------------------------------------------------------------
                                                                      Principal                  Market
Name of Issuer                                                        Amount                   Value (a)
-------------------------------------------------------------------------------------------------------------------

(Percentage of investment category relates to total net assets)

BONDS: (98.0%)
U. S. GOVERNMENT AGENCY OBLIGATIONS: (60.7%)
-------------------------------------------------------------------------------------------------------------------

     Federal Home Loan Mortgage Corporation
       4.00%, due 05/15/03                                            $    57,745                $      57,604
       7.00%, due 08/01/03                                                233,286                      237,080
       7.00%, due 11/15/05                                                128,129                      128,647
       6.50%, due 02/01/12                                              2,704,578                    2,720,103
       6.50%, due 08/01/12                                              3,321,568                    3,340,634
       6.50%, due 10/15/16                                                 43,570                       43,522
       7.00%, due 02/15/20                                                 33,613                       33,573
       6.50%, due 12/01/27                                              3,953,078                    3,920,308
       6.50%, due 01/01/28                                                984,496                      976,335
                                                                                                  ------------
                                                                                                    11,457,806

     Federal National Mortgage Association
       6.03%, due 07/02/99                                              2,750,000                    2,762,502
       6.15%, due 01/25/16                                                 61,097                       60,884
                                                                                                 -------------
                                                                                                     2,823,386

     Government National Mortgage Association
       6.50%, due 01/15/26                                                243,362                      241,352
       6.50%, due 03/15/26                                              3,185,268                    3,158,958
       7.00%, due 03/15/26                                              4,084,704                    4,136,253
       6.50%, due 04/15/26                                              9,862,201                    9,780,741
       7.50%, due 03/15/27                                              1,588,950                    1,632,122
       6.50%, due 09/15/27                                              2,451,483                    2,430,744
       6.50%, due 12/15/27                                                988,204                      979,844
                                                                                                --------------
                                                                                                    22,360,014


Total U.S. Agency Obligations (cost: $36,287,694)                                                   36,641,206
                                                                                                  ------------

















See accompanying notes to investments in securities.


12





VFI CORE PORTFOLIO
Investments in Securities (continued)                                                                April 30, 1998
-------------------------------------------------------------------------------------------------------------------

                                                                        Principal                      Market
Name of Issuer                                                           Amount                       Value (a)
-------------------------------------------------------------------------------------------------------------------



U.S. TREASURY ISSUES (37.3%):
-------------------------------------------------------------------------------------------------------------------


     U.S. Treasury Notes
       5.82%, due 11/15/04 (b)                                         $ 4,000,000                 $ 2,752,320
       6.25%, due 04/30/01                                               6,000,000                   6,101,250
       6.25%, due 01/31/02                                               2,000,000                   2,038,126
       6.00%, due 07/31/02                                               4,400,000                   4,452,250
       7.25%, due 08/15/04                                                 275,000                     296,914
       7.25%, due 05/15/16                                               6,050,000                   6,870,531
                                                                                                  ------------


Total U.S. Treasury Issues (cost: $22,095,335)                                                      22,511,391
                                                                                                  ------------

Total Bonds (cost: $58,383,029)                                                                     59,152,597
                                                                                                  ------------


SHORT-TERM SECURITIES (1.7%):
-------------------------------------------------------------------------------------------------------------------


       U.S Government Money Market Fund, 5.22%(c)                        1,032,000                   1,032,000
                                                                                                 -------------

Total Short-Term Securities (cost: $1,032,000)                                                       1,032,000
                                                                                                 -------------


Total Investments in Securities (cost: $59,415,029) (d)                                            $60,184,597
                                                                                                   ===========






See accompanying notes to investments in securities.


                                                                                                                 13




VFI INTERMEDIATE DURATION PORTFOLIO
Investments in Securities (continued)                                                                April 30, 1998
-------------------------------------------------------------------------------------------------------------------

                                                                         Principal                     Market
Name of Issuer                                                            Amount                      Value (a)
-------------------------------------------------------------------------------------------------------------------


(Percentage of investment category relates to total net assets)

BONDS: (84.0%)
U. S. GOVERNMENT AGENCY OBLIGATIONS: (61.1%)
-------------------------------------------------------------------------------------------------------------------


     Federal Home Loan Mortgage Corporation
       8.50%, due 06/01/01                                            $  1,307,950                $  1,348,308
       5.60%, due 06/15/02                                                  29,547                      29,486
       6.50%, due 05/01/03                                               3,664,297                   3,692,659
       5.25%, due 06/15/03                                                  20,974                      20,930
       7.00%, due 08/01/03                                                 311,074                     316,132
       5.40%, due 01/15/08                                                 360,018                     356,422
       7.00%, due 06/12/12                                               1,836,923                   1,872,045
       7.00%, due 07/01/12                                               1,195,199                   1,218,052
       5.00%, due 06/15/16                                                  35,950                      35,666
       6.80%, due 02/15/18                                                 618,028                     619,005
       6.80%, due 04/15/18                                                 162,561                     162,962
       5.00%, due 09/15/18                                                   2,963                       2,956
                                                                                                --------------
                                                                                                     9,674,623

     Federal National Mortgage Association
       7.00%, due 01/01/99                                                 292,042                     295,395
       6.03%, due 07/02/99                                               3,250,000                   3,264,775
       5.90%, due 01/25/16                                                  50,726                      50,611
       6.15%, due 01/25/16                                                  30,535                      30,428
                                                                                                  ------------
                                                                                                     3,641,209

     Government National Mortgage Association
       6.50%, due 01/15/26                                               2,657,501                   2,635,551
       6.50%, due 04/15/26                                               2,344,977                   2,325,608
       7.38%, due 05/20/26 (e)                                             772,537                     792,191
       7.50%, due 03/15/27                                                 297,000                     305,070
       6.50%, due 04/15/27                                                 730,991                     724,807
       6.50%, due 12/15/27                                                 247,051                     244,961
                                                                                                --------------
                                                                                                     7,028,188

Total U.S. Government Agency Obligations (cost: $20,105,648)                                        20,344,020
                                                                                                  ------------














See accompanying notes to investments in securities.


14




VFI INTERMEDIATE DURATION PORTFOLIO
Investments in Securities (continued)                                                                April 30, 1998
-------------------------------------------------------------------------------------------------------------------

                                                                         Principal                     Market
Name of Issuer                                                            Amount                      Value (a)
-------------------------------------------------------------------------------------------------------------------


U.S. TREASURY NOTES (22.9%):
-------------------------------------------------------------------------------------------------------------------

       6.38%, due 05/15/99                                              $  200,000               $     201,500
       7.13%, due 02/29/00                                                 250,000                     256,485
       6.37%, due 05/15/00                                                 740,000                     744,625
       6.25%, due 04/30/01                                               3,000,000                   3,050,625
       6.62%, due 06/30/01                                                 500,000                     513,907
       6.25%, due 01/31/02                                                 675,000                     687,868
       7.25%, due 05/15/16                                               1,900,000                   2,157,688
                                                                                                 -------------

Total U.S. Treasury Issues (cost: $7,635,118)                                                        7,612,698
                                                                                                 -------------

Total Bonds (cost: $27,740,766)                                                                     27,956,718
                                                                                                  ------------



SHORT-TERM SECURITIES (15.7%):
-------------------------------------------------------------------------------------------------------------------


   Federal National Mortgage Association Discount Note
       5.41%, due 06/12/98 (e)                                           1,500,000                   1,490,524

   Federal National Mortgage Association Discount Note
       5.53%, due 06/30/98 (e)                                           2,000,000                   1,982,000

   U.S. Treasury Notes
       6.13%, due 05/15/98                                               1,000,000                   1,000,313

   U.S. Government Money Market Fund, 5.22% (c)                            753,000                     753,000
                                                                                                --------------

Total Short-Term Securities (cost: $5,225,623)                                                       5,225,837
                                                                                                 -------------


Total Investments in Securities (cost: $32,966,390) (d)                                            $33,182,555
                                                                                                   ===========


See accompanying notes to investments in securities.


                                                                              15




VFI CORE PORTFOLIO
VFI INTERMEDIATE DURATION PORTFOLIO
Notes to Investments in Securities
--------------------------------------------------------------------------------


(a) Securities are valued by procedures described in note 1 to the financial statements.

(b) Zero coupon bond. Rate disclosed is the effective interest rate.

(c) Dividend yields change daily to reflect current market conditions. Rate shown is quoted yield as of April 30, 1998.

(d) The cost of securities for federal income tax purposes was $59,415,030 and $32,966,390 for Core Portfolio and Intermediate Duration Portfolio, respectively. The aggregate gross unrealized appreciation and depreciation based on this cost was:


                                                         Gross             Gross                   Net
                                                      Unrealized        Unrealized             Unrealized
                                                    Appreciation     (Depreciation)   Appreciation/(Depreciation)
                                                    -------------     -------------   ---------------------------

         VFI Core Portfolio......................       $798,481          $(28,914)               $769,567
         VFI Intermediate Duration Portfolio.....        263,002           (46,839)               216,163

(e) Adjustable rate mortgage security. The interest rate disclosed represents the interest rate in effect as of April 30, 1998.


16






                                                                              15

                             VAM Mid-Cap Stock Fund




                               SEMI-ANNUAL REPORT




                              Dated April 30, 1998






Dear Shareholder:

Thank you for your continued support of the VAM Mid Cap Stock Fund over the past six months.

Appearing below is a summary of the results for the Fund for the 6 month period ending April 30, 1998, including NAV, dividends paid, and total net assets for the reporting period. On the page that follows, fund manager Tony Elavia provides an update on Fund performance, the economy and markets, and an outlook for coming months.



                                               Net Asset        Net Asset                        Total Net
                                                 Value            Value         Dividends          Assets
         Six Month Period Ending             Beginning of        End of          Paid Per      End of Period
              April 30, 1998                    Period           Period           Share            (000s)
------------------------------------------ ----------------- --------------- ---------------- ----------------
VAM Mid Cap Stock Portfolio                      $9.69           $12.44           $0.00             $927


Once again, thank you for your confidence in the VAM Mid Cap Stock Fund and the opportunity to serve your investment needs.

Sincerely,



John G. Taft, President
VAM Mid Cap Stock Fund


                                                                               2






VAM INSTITUTIONAL FUNDS, INC.
Management Discussion and Analysis of Fund Performance


Tony H. Elavia, Ph.D.
Portfolio Manager, VAM Mid Cap Stock Fund

Over the past 6 months, the VAM Mid Cap Stock Fund has been managed consistent with its objectives, and for the period November 1, 1997 through April 30, 1998, posted a total return of 17.96%.

Despite continued volatility in the wake of the Asian economic crisis, most holdings in our fund fared well. We saw considerable strength in technology and financial stocks, though certain industries, such as semiconductors, suffered adverse consequences from the Asian turmoil.

Even though volatility is a "fact of life" in mid cap stocks, we believe that the long term investor will reap rewards for holding on to a portfolio of quality growth-oriented names. We reiterate our view from the last report that "Asian woes for the most part will impact U.S. equities only in a peripheral sense (although increased globalization means we must watch developments carefully)."

As usual, we remain fully invested throughout all but the most volatile segments of a full market cycle, with holdings concentrated in health care, telecommunications, and electronic technology stocks. These sectors have performed quite well in the recent past.







                                                                              3



VAM MID-CAP STOCK FUND
Statement of Assets and Liabilities                                                         April 30, 1998
-------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at market value (note 1)
   (identified cost: $730,932).............................................                     $849,676
Cash in bank on demand deposit.............................................                      145,000
Dividends and interest receivable..........................................                          128
                                                                                            ------------
   Total assets............................................................                      994,804
                                                                                               ---------

Liabilities
Payable for securities purchased...........................................                       64,716
Accrued expenses...........................................................                        3,295
                                                                                             -----------
   Total liabilities.......................................................                       68,011
                                                                                              ----------
Net assets applicable to outstanding capital stock.........................                     $926,793
                                                                                                ========

Represented by:
   Capital Stock -  $.01 par value (note 1)................................                  $      745
   Additional paid-in capital..............................................                     761,974
   Accumulated net realized gain on investments............................                      45,330
   Unrealized appreciation on investments..................................                     118,744
                                                                                              ---------

     Total net assets......................................................                     $926,793
                                                                                                ========


Shares outstanding and net asset value per share
   Shares of capital stock outstanding: 74,527 (note 4)....................                       $12.44
                                                                                                  ======


See accompanying notes to financial statements.


                                                    4




VAM MID-CAP STOCK FUND
Statement of Operations                                                    Six months ended April 30, 1998
-------------------------------------------------------------------------------------------------------------------
                                                                            Six months ended
                                                                             April 30,1998
                                                                            -----------------
Investment income:

   Dividends...............................................................$       2,347
   Interest................................................................          486
                                                                            ------------
     Total investment income...............................................        2,833
                                                                            ------------

Expenses (note 2):
   Investment advisory and management fee..................................        2,625
   Dividend disbursing, administrative and accounting services fees........          525
   Printing, postage and supplies..........................................        1,105
   Legal fees..............................................................          544
   Custodian fees..........................................................        1,500
   Audit and accounting fees...............................................        3,000
   Registration fees.......................................................          200
   Other expenses..........................................................          195
                                                                            ------------
     Total expenses........................................................        9,694
Less:
   Expenses waived or absorbed.............................................      (6,194)
                                                                            -----------
Total net expenses.........................................................       3,500
                                                                            -----------
     Investment loss - net.................................................        (667)
                                                                           -------------

Realized and unrealized gain on investments:
     Net realized gain on investments (note 3).............................       45,519
     Net increase in unrealized appreciation or depreciation of
       investments.........................................................      138,124
                                                                            ------------
     Net gain on investments...............................................      183,643
                                                                            ------------

Net increase in net assets resulting from operations.......................  $   182,976
                                                                             ===========


See accompanying notes to financial statements.


                                                    5




      VAM Mid-Cap Stock Fund

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------
                                                                                          Period from
                                                                                      September 1, 1997*
                                                                Six months ended              to
                                                                  April 30,1998        October 31, 1997
                                                                 ----------------      -----------------
Operations:
   Investment income loss - net...........................       $      (667)          $      (123)
   Realized gain (loss) on investments - net..............             45,519                 (313)
   Net change in unrealized appreciation or depreciation
     of investments.......................................            138,124              (19,380)
                                                                    ---------          ------------
   Net increase in net assets resulting from operations...            182,976              (19,816)
                                                                    ---------          ------------


Capital share transactions (note 4):
   Proceeds from sale of shares...........................            100,000              663,634
                                                                   ----------            ----------
   Increase in net assets from capital share transactions.            100,000              663,634
                                                                    ---------            ---------
     Total increase in net assets.........................            282,976              643,818
Net assets at beginning of period.........................            643,818                    0
                                                                     --------            ---------
Net assets at end of period...............................            926,793             $643,818
                                                                    =========             ========


*Commencement of operations


See accompanying notes to financial statements.


                                                         6

VAM Mid-Cap Stock Fund
Notes to Financial Statements
--------------------------------------------------------------------------------


(1) Summary of Significant Accounting Policies

   The VAM Mid Cap Stock Fund (the Fund), a series within VAM Institutional Funds, Inc., is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a diversified portfolio of securities including common stock, preferred stock, convertible securities, and warrants and rights to purchase common stock.
   VAM Institutional Funds, Inc. has 10 trillion shares of authorized capital stock that may be issued.
   The significant accounting policies followed by the Fund are summarized as follows:

Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Investments in Securities
   Investments in securities traded on national or international securities exchanges are valued at the last sales price on that exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported on the valuation date are valued on the basis of the last current bid price. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Investments in short-term securities with maturities of more than 60 days from the valuation date are valued at the last bid price or at fair value as determined by a pricing service approved by the Board of Directors. Short-term securities with maturities of less than 60 days are valued at amortized cost which approximates market value.
   Security transactions are accounted for on trade date. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date.

Federal Taxes
   The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Fund.
   Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.
   On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income by $790, to decrease accumulated net realized gain by $27,321 and to increase additional paid-in-capital by $26,531.
   For federal income tax purposes, as of October 31, 1997, the Fund has a capital loss carryover of $313 that will expire in 2005 if not offset by subsequent capital gains. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

Distributions to Shareholders
   Distributions to shareholders from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are also distributed annually. All distributions are payable in cash or reinvested in additional shares of each Fund.


                                                         7

VAM Mid-Cap Stock Fund
Notes to Financial Statements
--------------------------------------------------------------------------------


(2) Expenses and Sales Charges

   The Fund has an investment advisory agreement with Voyageur Asset Management LLC (Voyageur). Under the investment advisory agreement, Voyageur provides the Fund with investment management, office facilities, equipment and personnel, and monitors the performance of various organizations performing services for the Fund. The investment advisory agreement provides for the payment on a monthly basis of a fee equal to an annual rate of .75% of the Fund's average daily net assets.
   The Fund also pays a fee to Voyageur for acting as the Fund's transfer agent, dividend-disbursing and accounting services agent. The fee for the Fund is based on the level of the Fund's average daily net assets and is equal on an annual basis to 0.15%.
   In addition to the advisory fee and the transfer agency, dividend disbursing and accounting services fees, the Fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, legal and auditing fees and other miscellaneous expenses.
    Voyageur has voluntarily agreed to pay all expenses (excluding fees paid indirectly, stock transfer fees, taxes, interest and brokerage commissions) which exceed 1.00% of average daily net assets of the Fund, for the periods ending April 30, 1998 and October 31, 1997. During the periods ending April 30, 1998 and October 31, 1997, Voyageur voluntarily absorbed $ 6,194 and $3,610 for the Fund, respectivly.

(3)  Investment Securities Transactions

   Cost of purchases and proceeds from sales of investment securities (other than short-term securities) aggregated $237,496 and $240,652 for the Fund during the period ended April 30, 1998.


(4) Share Transactions
Transactions in shares during the period shown were as follows:

                                                                 Period from
                                     Six months ended       September 1,1997* to
                                      April 30, 1998          October 31, 1997
                                      --------------          ----------------
Shares sold..........................        8,110                  66,414
                                            ------              ----------
Increase in shares outstanding.......        8,110                  66,414
                                            ======              ==========



*Commencement of operations

                                                         8




VAM Mid-Cap Stock Fund
Notes to Financial Statements
--------------------------------------------------------------------------------


(5)  Financial Highlights

     Per share data (rounded to the next cent) for a share of capital stock outstanding and selected information for each period are as follows:

                                                                             Period from
                                     Six months ended                   September 1, 1997* to
                                       April 30, 1998                     October 31, 1997
                                   ---------------------                  ----------------
Net asset value:
   Beginning of period................        $9.69                           $10.00
                                              -----                           ------

Operations:
   Net investment income (loss).......            -                             -
   Net realized and unrealized gain on
     investments......................        2.75                             (.31)
                                            -------                        ---------
       Total from operations..........        2.75                             (.31)
                                            -------                        ---------

Net asset value:
   End of period......................       $12.44                            $9.69
                                             ======                            =====

Total investment return (b)...........       17.96%                           (3.10%)

Net assets at end of
   period (000's omitted).............         $927                              $644

Ratios:
   Expenses to average net assets (a).        1.00%                             1.00%
   Net investment income (loss) to
     average net assets (a)...........       (.18%)                            (.12%)
       Assuming no voluntary waivers and
         reimbursements and expense
          reductions:
              Expenses (a)............        2.74%                             4.40%
              Net investment (loss) (a)     (1.92%)                           (3.55%)
Portfolio turnover rate (excluding
   short-term securities).............        40.9%                             2.8%
Average commission rate...............        $0.06                            $0.06

* Commencement of operations

Notes to Financial Highlights

(a) Annualized.
(b) Total investment return is based on the change in net asset value of a share during the period.


                                                         9


VAM Mid-Cap Stock Fund
Investments in Securities (continued)                                                           April 30, 1997
-------------------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
      ISSUER                                                        NUMBER OF SHARES              VALUE(a)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.2%):
BASIC MATERIALS (2.6%):
--------------------------------------------------------------------------------------------------------------------
Sealed Air Corporation (c)                                               350                         $ 21,941
                                                                                                     --------

CAPITAL GOODS (2.1%):
-------------------------------------------------------------------------------------------------------------------

Applied Materials Incorporated (c)                                       500                           18,063
                                                                                                    ---------

CONSUMER NON-DURABLE (4.3%):
-------------------------------------------------------------------------------------------------------------------

General Nutrition Incorporated                                           500                           17,938
Whole Foods Market Incorporated                                          300                           18,563
                                                                                                    ---------
                                                                                                       36,501
COMMERCIAL SERVICES (18.6%):
-------------------------------------------------------------------------------------------------------------------

Cambridge Technology Partner (c)                                         600                           31,350
Comdisco Incorporated                                                    500                           22,125
Gartner Group Incorporated (c)                                           600                           19,875
Keane Incorporated (c)                                                   700                           35,175
Omnicom Group                                                            600                           28,425
U.S. Foodservice                                                         600                           21,188
                                                                                                    ---------
                                                                                                      158,138
ENERGY (1.9%):
-------------------------------------------------------------------------------------------------------------------

Diamond Offshore Drilling                                                200                           10,125
Ensco International Incorporated                                         200                            5,650
                                                                                                  -----------
                                                                                                       15,775
HEALTHCARE (3.5%):
-------------------------------------------------------------------------------------------------------------------

HBO and Company                                                          500                           29,906
                                                                                                   ----------

FINANCIAL (12.9%):
-------------------------------------------------------------------------------------------------------------------

Associates First Capital                                                 350                           26,163
Hartford Life Incorporated                                                500                          24,719
Northern Trust Corporation                                                400                          29,200
Sunamerica Incorporated                                                   600                          29,963
                                                                                                   ----------
                                                                                                      110,045
OTHER (8.2%):
-------------------------------------------------------------------------------------------------------------------

S&P Midcap 400 Index Depository Receipts (d)                              400                          28,937
S&P 500 Index Depository Receipts (d)                                     200                          22,263
Wild Oats Markets Incorporated                                            600                          18,938
                                                                                                   ----------
                                                                                                       70,138
See accompanying notes to investments in securities.


                                                     10


VAM Mid-Cap Stock Fund
Investments in Securities (continued)                                                           April 30, 1998
-------------------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
      ISSUER                                                        NUMBER OF SHARES              VALUE(a)
-------------------------------------------------------------------------------------------------------------------


TECHNOLOGY (33.6%):
-------------------------------------------------------------------------------------------------------------------

Altera Corporation (c)                                                    350                         14,175
Analog Devices (c)                                                        650                         25,309
Aspect Development Incorporated                                           400                         25,325
BMC Software (c)                                                          200                         18,713
Cendant Corporation                                                     1,000                         25,000
Compuware Corporation                                                     600                         29,325
Linear Technology Corporation                                             300                         24,150
Mobius Management Systems Incorporated                                  2,500                         46,250
Parametric Technology Corporation (c)                                     800                         25,575
PMC-Sierra Incorporated                                                   400                         18,200
Vitesse Semiconductor (c)                                                 300                         17,306
Xilinx Incorporated (c)                                                   350                         16,013
                                                                                                   ---------
                                                                                                     285,341
TELECOMMUNICATIONS (8.5%):
-------------------------------------------------------------------------------------------------------------------

ADC Telecommunications Incorporated (c)                                   950                         28,441
Genesys Telecomm Labs Incorporated (c)                                    500                         14,969
Tellabs Incorporated (c)                                                  400                         28,350
                                                                                                  ----------
                                                                                                      71,760

Total Investments in Common Stock (cost: $698,859)                                                   817,603
                                                                                                   ---------


SHORT-TERM INVESTMENTS (3.8%)
-------------------------------------------------------------------------------------------------------------------

First American Money Market                                            32,073                          32,073
                                                                                                 ------------


Total Investments in Short-Term Investments (cost: $32,073)                                            32,073
                                                                                                 ------------


Total Investments in Securities (cost: $730,932)(b)                                                  $849,676
                                                                                                     ========


VAM Mid-Cap Stock Fund
Notes to Investments in Securities
--------------------------------------------------------------------------------


(a) Securities are valued by procedures described in note 1 to the financial statements.

(b) The cost of securities for federal income tax purposes for the Fund is $650,951 The aggregate gross unrealized appreciation and depreciation on investments based on this cost is:


                                    Gross            Gross              Net
                                 Unrealized       Unrealized        Unrealized
                                Appreciation    (Depreciation)     Appreciation
                                ------------    --------------     -------------
                                  $208,330           $(10,604)       $198,726

(c) Presently non-income producing security.

(d) Security is a depository receipt, traded as a common stock, consisting of the securities held by the named index.


                                                      11